Warrant Liability (Tables)	9 Months Ended
Apr. 30, 2022
Warrant Liability
Schedule of Assumptions Used To Determine Fair Value

The following assumptions were used to determine the fair value at July 31, 2021 and at April 30, 2022:

	July, 31, 2021		April 30, 2022
	22,489 warrants	51,698 warrants	22,489 warrants	51,698 warrants
			(Expired – Note 8b(i))
Share price	$5.23	$5.23		$6.96
CAD Exercise price in USD	$29.30	$4.41		$4.26
Expected life	0.75	4.3		3.54 years
Annualized volatility	100%	100%		100%
Dividend yield	0%	0%		0%
Risk free rate	0.93%	0.81%		2.74%